Personnel expenses - Expected turnover by age distribution of employees (Details) - item	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Number of employees	250	256	263
Number of employees under the age of 30 years	16	16	22
Number of employees between 30 and 50 years	142	153	163
Number of employees over 50 years	92	87	78